INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BIOTECH & PHARMA - 2.6%
6,000	United Therapeutics Corporation(a)	$ 1,346,160

	CHEMICALS - 5.9%
26,960	Olin Corporation	1,564,220
11,360	Westlake Corporation	1,487,933
		3,052,153
	COMMERCIAL SUPPORT SERVICES - 2.7%
7,680	FTI Consulting, Inc.(a)	1,427,098

	CONSTRUCTION MATERIALS - 2.8%
5,520	Carlisle Companies, Inc.	1,451,870

	ELECTRIC UTILITIES - 2.6%
40,320	OGE Energy Corporation	1,372,896

	ENGINEERING & CONSTRUCTION - 2.4%
12,720	MasTec, Inc.(a)	1,265,513

	GAS & WATER UTILITIES - 5.6%
28,480	National Fuel Gas Company	1,530,516
22,480	Southwest Gas Holdings, Inc.	1,392,186
		2,922,702
	HEALTH CARE FACILITIES & SERVICES - 5.6%
2,640	Chemed Corporation	1,350,202
22,320	Encompass Health Corporation	1,585,612
		2,935,814
	INDUSTRIAL INTERMEDIATE PROD - 2.6%
5,280	Valmont Industries, Inc.	1,338,480

	INDUSTRIAL SUPPORT SERVICES - 2.9%
4,080	Watsco, Inc.	1,487,364

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
23,120	SEI Investments Company	$ 1,434,827

	INSURANCE - 11.3%
12,320	American Financial Group, Inc.	1,428,134
3,840	Kinsale Capital Group, Inc.	1,530,740
55,680	Old Republic International Corporation	1,522,848
10,320	Reinsurance Group of America, Inc.	1,430,558
		5,912,280
	LEISURE PRODUCTS - 2.4%
10,960	Polaris, Inc.	1,228,506

	MACHINERY - 3.1%
7,680	Curtiss-Wright Corporation	1,597,363

	OIL & GAS PRODUCERS - 9.0%
29,360	HF Sinclair Corporation	1,617,442
35,040	Murphy Oil Corporation	1,590,816
4,640	Murphy USA, Inc.	1,473,850
		4,682,108
	OIL & GAS SERVICES & EQUIPMENT - 3.2%
78,960	NOV, Inc.	1,668,425

	RETAIL - CONSUMER STAPLES - 5.7%
23,040	BJ's Wholesale Club Holdings, Inc.(a)	1,552,665
5,760	Casey's General Stores, Inc.	1,407,802
		2,960,467
	RETAIL - DISCRETIONARY - 5.9%
9,840	AutoNation, Inc.(a)	1,545,766
10,720	Builders FirstSource, Inc.(a)	1,554,829
		3,100,595
	RETAIL REIT - 2.7%
14,400	Federal Realty Investment Trust	1,410,336

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.2%
17,040	Lattice Semiconductor Corporation(a)	$ 1,657,310

	SOFTWARE - 3.3%
11,200	Qualys, Inc.(a)	1,743,280

	SPECIALTY REIT - 2.6%
15,120	Lamar Advertising Company, Class A	1,379,246

	STEEL - 5.5%
5,120	Reliance Steel & Aluminum Company	1,458,995
33,600	Ternium S.A. - ADR	1,403,808
		2,862,803
	TRANSPORTATION & LOGISTICS - 2.7%
26,000	Knight-Swift Transportation Holdings, Inc.	1,425,320

	TOTAL COMMON STOCKS (Cost $48,271,922)	51,662,916

	TOTAL INVESTMENTS - 99.0% (Cost $48,271,922)	$ 51,662,916
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	539,256
	NET ASSETS - 100.0%	$ 52,202,172

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.